SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Victory Apparel [Member] - USD ($)		Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Current assets		$ 2,097	$ 2,096	$ 2,135
Intercompany receivables	[1]	311,880	321,317	471,662
Non-current assets			0	205,850
Total assets		313,977	323,413	679,647
Third party current liabilities		0	(6,815)	(8,270)
Due to related party - Ford Glory Holdings Limited			0	(309,275)
Total liabilities		0	(6,815)	(317,545)
Net assets		$ 313,977	$ 316,598	$ 362,102

[1]	Receivables from Jerash Garments are eliminated upon consolidation.